CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income (loss)	¥ 29,091	$ 4,240	¥ (627)	¥ 2,775
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	(13,498)	(1,968)	3,768	9,347
Comprehensive income	15,593	2,272	3,141	12,122
Less: Comprehensive loss attributable to non-controlling interests	(1,696)	(247)	(1,428)	(2,186)
Comprehensive income attributable to Four Seasons Education (Cayman) Inc.	¥ 17,289	$ 2,519	¥ 4,569	¥ 14,308